Outstanding Loans and Leases - Consumer Real Estate - Impaired Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Loans and leases	$ 881,391	$ 928,233
Nonperforming Financing Receivable | Chapter Seven Bankruptcy
Financing Receivable, Impaired [Line Items]
Loans and leases	1,400
Consumer real estate
Financing Receivable, Impaired [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Real estate acquired through foreclosure	630	533
Consumer real estate | Residential Mortgage
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
With no recorded allowance	19,710	21,567
With an allowance recorded	7,861	13,341
Total	27,571	34,908
Impaired Financing Receivable, Recorded Investment [Abstract]
With no recorded allowance	15,605	16,450
With an allowance recorded	7,665	12,862
Total	23,270	29,312
Related Allowance	531	991
Impaired Financing Receivable, Average Recorded Investment [Abstract]
With no recorded allowance	15,065	16,625	10,937
With an allowance recorded	10,826	13,926	11,575
Total	25,891	30,551	22,512
Impaired Financing Receivable, Interest Income, Accrual and Cash Basis Method [Abstract]
With no recorded allowance	490	621	366
With an allowance recorded	411	616	423
Total	901	1,237	789
Consumer real estate | Home equity lines of credit
Financing Receivable, Impaired [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
With no recorded allowance	3,540	3,249
With an allowance recorded	852	893
Total	4,392	4,142
Impaired Financing Receivable, Recorded Investment [Abstract]
With no recorded allowance	1,630	1,385
With an allowance recorded	728	761
Total	2,358	2,146
Related Allowance	196	240
Impaired Financing Receivable, Average Recorded Investment [Abstract]
With no recorded allowance	1,486	1,245	734
With an allowance recorded	743	912	1,145
Total	2,229	2,157	1,879
Impaired Financing Receivable, Interest Income, Accrual and Cash Basis Method [Abstract]
With no recorded allowance	87	76	49
With an allowance recorded	25	41	44
Total	112	117	93
Consumer real estate | Chapter Seven Bankruptcy | Home equity lines of credit
Financing Receivable, Impaired [Line Items]
Loans and leases	2,400
Consumer real estate | Federal Housing Administration | Fully Insured Loans | Chapter Seven Bankruptcy | Home equity lines of credit
Financing Receivable, Impaired [Line Items]
Loans and leases	$ 1,000